Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

14 - FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

The following table presents fair value information as of December 31, 2025 and 2024 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. During the year ended December 31, 2025, there were no transfers amongst level 1, 2, and 3.

December 31, 2025	Total	Level 1	Level 2	Level 3
SPAC Private Placement Warrant liability	$419,446	-	$419,446	$
2025 Investor Warrant liability	3,191,215				3,191,215
Convertible note option liability	-	-	-		-
Earn-out share liability	2,543,600	-			2,543,600
Total	$6,154,261	-	$419,446		$5,734,815

December 31, 2024	Total	Level 1	Level 2	Level 3
SPAC Private Placement Warrant liability	$840,994	-	$840,994	$-
Convertible note option liability	60,000	-	-	60,000
Earn-out Share Liability	15,560,000	-	-	15,560,000
Total	$16,460,994	-	$840,994	$15,620,000

Warrant Liabilities

The Company’s initial value of the SPAC Private Placement Warrant liability as of September 13, 2024, was based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets and was classified as level 3. The subsequent measurement of the SPAC Private Placement Warrants is classified as Level 2 because these warrants are economically equivalent to the Public Warrants, based on the terms of the SPAC Private Placement Warrant agreement, and as such their value is principally derived by the value of the Public Warrants. Significant deviations from these estimates and inputs could result in a material change in fair value.

2025 Investor Warrants

The Company established the initial fair value of the 2025 Investor Warrants liability as of August 14, 2025, the date of the August 2025 Public Offering. As of December 31, 2025, the fair value was remeasured using an option pricing model. The option pricing model was used to value the liability for the initial period and subsequent measurement periods.

The 2025 Investor Warrant liability was classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. The key inputs into the option pricing model were as follows at August 14, 2025 initial value, and at December 31, 2025:

	December 31, 2025	August 14, 2025
Stock Price	$0.64	$0.60
Expected term (years)	4.6	5.0
Volatility	81.9%	75.0%
Risk-Free Rate	3.70%	4.16%

The following table presents the changes in fair value of the 2025 Investor Warrant liability for the year ended December 31, 2025:

Balance, beginning of period, December 31, 2024	$-
Initial value, August 14, 2025	3,130,352
Change in fair value	76,963
Balance, end of period, December 31, 2025	$3,207,315

Convertible Note Option Liability

The Company established the initial fair value for the convertible note option liability as of September 13, 2024, which was the date the Convertible Note was executed. As of December 31, 2025, the fair value was remeasured using an option pricing model. The option pricing model was used to value the convertible note option liability for the initial periods and subsequent measurement periods.

The conversion feature of the Convertible Promissory Notes is measured at fair value using a Monte Carlo model that fair values the conversion option.

The convertible note option liability was classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. The key inputs into the option pricing model for the convertible note option liability were as follows:

	December 31,
	2025	2024
Stock Price	$0.64	$3.81
Expected term (years)	0.20	1.2
Volatility	130.6%	75.0%
Risk-Free Rate	3.69%	4.18%
Interest rate	3.63%	6.49%

The following table presents the changes in fair value of the convertible note option liability for the year ended December 31, 2025:

Balance, beginning of period, December 31, 2024	$60,000
Change in fair value	(60,000)
Balance, end of period, December 31, 2025	$-

Earn-out Share Liability

Following the Closing of the Business Combination, holders of certain capital stock of Private Veea immediately prior to the closing have the contingent right to receive up to 4.5 million additional shares of Common Stock if certain trading-price based milestones of the Common Stock are achieved or a change of control transaction occurs during the ten-year period following the Closing. The Company’s obligation to issue the earn out shares is recorded as a contingent liability (the “Earn-out Share Liability”) in the Company’s financial statements. The initial value of the contingent Earn-out Share Liability of $53.6 million was recorded as a transaction cost within operating expenses. The fair value of the Earn-out Share Liability was estimated using a Monte Carlo simulation utilizing assumptions related to the contractual term of the instruments, estimated volatility, the price of the Common Stock, and current interest rates. The key inputs for the Earn-out Share Liability were as follows:

	December 31,
	2025	2024
Stock Price	$0.64	$6.5
Expected term (years)	8.8	10.0
Volatility	81.67%	75.0%
Risk-Free Rate	4.08%	3.81%

The following table presents the changes in fair value of the Earn-Out Share Liability for the year ended December 31, 2025:

Balance, beginning of period, December 31, 2024	$15,560,000
Change in fair value	(13,016,400)
Balance, end of period, December 31, 2025	$2,543,600